Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 37.2%	Principal Amount	Value
Aerospace & defense - 2.2%
The Boeing Co.,
2.80%, 03/01/27	$935,000	$974,249
2.95%, 02/01/30	1,140,000	1,161,951
3.60%, 05/01/34	3,320,000	3,458,538
3.63%, 02/01/31	4,780,000	5,151,598
5.04%, 05/01/27	4,187,000	4,877,342
5.15%, 05/01/30	12,885,000	15,300,280
Agriculture - 0.7%
BAT Capital Corp.,
3.56%, 08/15/27	2,780,000	3,089,495
4.91%, 04/02/30	6,465,000	7,649,814
Air freight & logistics - 0.5%
FedEx Corp., 3.80%, 05/15/25	6,370,000	7,148,064
Airlines - 3.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,505,000	2,703,611
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	7,415,000	8,284,438
American Airlines, Pass Through Trust,
Series 2013-1, Class A, 4.00%, 01/15/27	73,692	67,640
Series 2013-2, Class A, 4.95%, 07/15/24	850,804	833,890
Series 2015-1, Class A, 3.38%, 11/01/28	5,230,335	4,993,970
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	4,235,000	4,542,037
Delta Air Lines, Pass Through Trust,
Series 2007-1, Class A, 6.82%, 02/10/24	619,411	638,230
Series 2020-1, Class AA, 2.00%, 12/10/29	9,264,484	9,284,927
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	5,366,257	5,326,963
Series 2020-1, Class A, 4.00%, 05/15/34	2,055,000	2,241,805
Southwest Airlines Co.,
5.13%, 06/15/27	4,060,000	4,807,865
5.25%, 05/04/25	3,205,000	3,678,306
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	571,161	585,098
Series 2016-2, Class AA, 2.88%, 04/07/30	357,601	357,835
Series 2018-1, Class AA, 3.50%, 03/01/30	853,749	879,205
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	593,704	547,897
Series 2012-1, Class A, 5.90%, 04/01/26	1,451,809	1,473,711
Auto manufacturers - 7.6%
American Honda Finance Corp.,
0.65%, 09/08/23	3,330,000	3,353,361
0.88%, 07/07/23	6,540,000	6,611,077
1.20%, 07/08/25	1,845,000	1,878,555
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	6,340,000	6,388,282
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	27,740,000	28,227,392
3.38%, 11/13/25	3,530,000	3,588,068
5.58%, 03/18/24	985,000	1,064,322
General Motors Financial Co., Inc.,
1.25%, 01/08/26	10,080,000	10,050,805
1.70%, 08/18/23	1,790,000	1,830,844
2.75%, 06/20/25	12,270,000	13,040,062
5.10%, 01/17/24	5,975,000	6,675,336
Hyundai Capital America,
144A, 0.80%, 01/08/24	9,770,000	9,739,958
144A, 1.25%, 09/18/23	2,320,000	2,343,511
144A, 6.38%, 04/08/30	5,945,000	7,851,805
Volkswagen Group of America Finance LLC,
144A, 2.70%, 09/26/22	2,145,000	2,220,859
144A, 3.75%, 05/13/30	3,760,000	4,279,517
Banks - 7.1%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	16,455,000	17,157,307
3.50%, 04/19/26	3,060,000	3,445,551
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	4,090,000	4,587,048
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	5,890,000	5,912,905
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,835,000	9,293,838
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	4,621,936
Fifth Third Bancorp, 2.55%, 05/05/27	2,475,000	2,681,107
HSBC Holdings PLC, 4.95%, 03/31/30	5,715,000	7,036,236
JPMorgan Chase & Co.,
(Fixed until 09/16/23, then SOFR + 0.60%), 0.65%, 09/16/24	6,105,000	6,139,101
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	11,835,000	14,229,653
Mitsubishi UFJ Financial Group, Inc., (Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	3,790,000	3,818,453
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/12/23	5,150,000	5,197,834
Wells Fargo & Co., (Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	14,800,000	17,753,606
Capital markets - 2.4%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	5,300,000	5,633,840
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	6,545,000	7,452,278
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	10,705,000	11,317,277
3.50%, 04/01/25	4,525,000	4,994,999
UBS Group AG, 144A, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 1.36%, 01/30/27	4,285,000	4,321,877
Consumer finance - 0.8%
Ally Financial, Inc.,
1.45%, 10/02/23	3,210,000	3,262,571
3.05%, 06/05/23	7,790,000	8,189,199
Containers & packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	4,441,958
Diversified financial services - 1.0%
GE Capital International Funding Co., 4.42%, 11/15/35	12,615,000	14,768,088
Diversified telecommunication services - 0.2%
AT&T, Inc., 144A, 2.55%, 12/01/33	3,637,000	3,626,230
Electric - 1.1%
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	522,573
Duke Energy Florida LLC, 5.65%, 04/01/40	6,191,000	8,829,010
Exelon Generation Co. LLC, 3.25%, 06/01/25	4,885,000	5,308,644
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	1,130,000	1,233,076
Electric utilities - 2.2%
Duke Energy Corp., 0.90%, 09/15/25	6,860,000	6,880,160
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	8,845,000	10,095,256
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,175,000	8,201,814
Southern California Edison Co., 1.20%, 02/01/26	5,920,000	5,962,602
Equity real estate investment trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,100,000	1,378,816
Ventas Realty LP, 4.75%, 11/15/30	5,925,000	7,110,448
Healthcare services - 0.4%
HCA, Inc., 5.00%, 03/15/24	5,170,000	5,823,027
Industrial conglomerates - 0.4%
General Electric Co.,
3.63%, 05/01/30	910,000	1,010,565
4.25%, 05/01/40	4,325,000	4,937,234
Insurance - 0.6%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	2,800,000	2,859,223
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	5,365,000	5,381,837
Media - 0.2%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,493,017
Multi-utilities - 0.4%
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.75%, 09/15/23	3,185,000	3,191,893
3.38%, 04/01/30	2,135,000	2,384,494
Oil, gas & consumable fuels - 3.0%
Chevron Corp., 1.55%, 05/11/25	3,310,000	3,416,689
Hess Corp., 4.30%, 04/01/27	10,705,000	11,869,830
Kinder Morgan, Inc., 4.30%, 06/01/25	4,115,000	4,649,850
Marathon Petroleum Corp., 3.80%, 04/01/28	1,725,000	1,917,805
ONEOK, Inc., 4.25%, 02/01/22	1,545,000	1,586,127
Phillips 66, 3.85%, 04/09/25	2,180,000	2,431,624
Suncor Energy, Inc., 3.10%, 05/15/25	1,770,000	1,923,428
TransCanada PipeLines Ltd., 4.10%, 04/15/30	13,505,000	15,678,796
Software - 0.2%
VMware, Inc., 4.50%, 05/15/25	1,950,000	2,212,650
Telecommunications - 0.4%
T-Mobile USA, Inc., 144A, 3.50%, 04/15/25	4,895,000	5,365,877
Tobacco - 0.4%
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	5,076,550
Transportation - 0.9%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	210,424	218,943
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	11,949,000	12,015,229
Total corporate bonds (cost $500,148,763)		532,052,492

MORTGAGE AND ASSET-BACKED SECURITIES - 22.6%
Asset-backed securities - 4.2%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.45%, 10/15/25	8,475,000	8,511,447
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	6,505,000	6,672,961
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.48%, 03/16/26	3,905,000	3,923,748
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.49%, 04/15/25	6,110,000	6,138,111
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.46%, 08/15/25	7,475,000	7,507,147
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	14,080,000	14,129,663
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	355,134	356,084
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	611,520	613,167
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	628,529	630,123
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	807,605	810,183
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	253,457	88,431
Hyundai Auto Lease Securitization Trust, Series 2020-B, Class A1, 144A, 0.20%, 10/15/21	1,111,746	1,111,742
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	297,618	299,097
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	9,415,000	9,452,672
Commercial mortgage-backed securities - 4.2%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	2,030,751
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,614,197
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,691,577
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	6,182,777
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,457,173	3,693,421
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	1,934,668	2,005,476
Series 2014-LC17, Class A4, 3.65%, 10/11/47	5,410,000	5,881,368
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	4,215,000	4,658,747
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	2,024,508
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	8,205,000	8,448,063
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	3,028,193	3,074,632
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,117,690	1,156,862
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	2,120,569	2,227,090
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	3,415,000	3,631,861
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	3,738,255	3,987,194
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	5,152,141
Federal agency mortgage-backed obligations - 14.2%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,718,887
Series 1671, Class AM, 2.10%, 12/01/27	1,471,693	1,539,995
Series 4012, Class MA, 2.00%, 05/01/35	5,329,908	5,572,383
Series 4126, Class MA, 2.00%, 09/01/30	34,555,902	36,127,964
Series 4148, Class MA, 2.00%, 10/01/30	2,306,352	2,411,275
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,217,370
Series 387770, 3.63%, 07/01/28	2,495,000	2,841,692
TBA, 1.50%, 02/15/36	39,685,000	40,692,627
TBA, 2.00%, 02/15/36	47,225,000	49,340,901
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	919,901	926,370
Series 2016-M6, Class AB2, 2.40%, 05/25/26	1,546,333	1,637,022
Series 2016-M7, Class AV2, 2.16%, 10/25/23	8,846,817	9,123,137
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	5,971,187	6,247,693
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	116	117
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	6,412,126	6,655,306
Series 2583, Class AB, 2.14%, 08/15/23	844,115	857,138
Ginnie Mae II Pool, Series 6865, Class MA, 2.50%, 09/20/50	30,247,380	31,851,297
Total mortgage and asset-backed securities (cost $320,045,205)		323,466,415

FOREIGN GOVERNMENT BONDS - 0.9%
Israel Government International Bond, 2.75%, 07/03/30	1,995,000	2,185,395
Mexico Government International Bond, 4.00%, 10/02/23	9,190,000	10,044,762
Total foreign government bonds (cost $11,925,567)		12,230,157

U.S. TREASURIES - 41.9%
U.S. Treasury Bonds,
1.25%, 05/15/50	107,770,000	93,271,567
1.38%, 08/15/50	22,715,000	20,297,982
U.S. Treasury Notes,
0.63%, 08/15/30	145,405,000	139,679,678
0.88%, 11/15/30	77,855,000	76,395,219
1.13%, 07/31/21	75,785,000	76,175,766
1.13%, 08/31/21	89,040,000	89,568,675
1.25%, 10/31/21	103,150,000	104,052,563
Total U.S. Treasuries (cost $601,857,827)		599,441,450
Total investment portfolio (cost $1,433,977,362) - 102.6%		1,467,190,514
Liabilities in excess of other assets - (2.6)%		(37,047,201)
Total net assets - 100.0%		$1,430,143,313

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR—Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as  of the date of this report.

SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 35	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/25	$180,370,000	$3,999,969	$3,669,097	$330,872
Total swap contracts							$180,370,000	$3,999,969	$3,669,097	$330,872

There is $92,834 variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Mexican Peso	597,991,700	U.S. Dollar	29,502,494	03/17/21	J.P. Morgan	$(478,657)
Total forward contracts						$(478,657)

Forward Contracts are categorized as Level 2 as of the date of this report.